AWARE ULTRA-SHORT DURATION ENHANCED INCOME ETF

SCHEDULE OF INVESTMENTS at August 31, 2020 (Unaudited)

Principal Amount		Value
ASSET BACKED SECURITIES: 17.9%
	Invitation Homes Trust, Series 2017-SFR2, Class B
$9,875,000	1.312% (1 Month LIBOR USD + 1.150%), 12/17/36 (1)	$9,884,980
	Invitation Homes Trust, Series 2018-SFR1, Class C
2,800,000	1.412% (1 Month LIBOR USD + 1.250%), 3/17/37 (1)	2,803,070
	Invitation Homes Trust, Series 2018-SFR2, Class B
7,715,000	1.242% (1 Month LIBOR USD + 1.080%), 6/17/37 (1)	7,671,682
	Invitation Homes Trust, Series 2018-SFR3, Class B
10,250,000	1.312% (1 Month LIBOR USD + 1.150%), 7/17/37 (1)	10,240,048
	Invitation Homes Trust, Series 2018-SFR4, Class A
5,767,793	1.262% (1 Month LIBOR USD + 1.100%), 1/17/38 (1)	5,772,967
	Invitation Homes Trust, Series 2018-SFR4, Class B
11,500,000	1.412% (1 Month LIBOR USD + 1.250%), 1/17/38 (1)	11,511,854
	Tricon American Homes Trust, Series 2017-SFR1, Class A
1,500,420	2.716%, 9/17/34	1,530,036
TOTAL ASSET BACKED SECURITIES
(Cost $48,868,807)		49,414,637

COLLATERALIZED LOAN OBLIGATIONS: 5.9%
	Anchorage Capital CLO Ltd., Series 2016-9A, Class BR
4,500,000	2.225% (3 Month LIBOR USD + 1.950%), 7/15/32 (1)	4,501,272
	OCP CLO Ltd., Series 2015-8A, Class BR
6,620,000	2.123% (3 Month LIBOR USD + 1.850%), 4/17/27 (1)	6,598,666
	VCO CLO LLC, Series 2018-1A, Class A
1,989,500	1.772% (3 Month LIBOR USD + 1.500%), 7/20/30 (1)	1,966,951
	Venture CLO Ltd., Series 2013-14A, Class CRR
750,000	2.506% (3 Month LIBOR USD + 2.250%), 8/28/29 (1)	729,670
	Zais CLO Ltd., Series 2017-2A, Class B
2,500,000	2.075% (3 Month LIBOR USD + 1.800%), 4/15/30 (1)	2,420,676
TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $16,072,354)		16,217,235

CORPORATE BONDS: 59.7%
Aerospace & Defense: 1.6%
	The Boeing Co.
4,000,000	1.650%, 10/30/20	4,002,691
	L3Harris Technologies, Inc.
500,000	4.950%, 2/15/21	504,372
		4,507,063

Agriculture: 1.2%
	Bunge Ltd. Finance Corp.
319,000	3.500%, 11/24/20	320,842
2,882,000	3.000%, 9/25/22	3,001,501
		3,322,343
Auto Manufacturers: 7.8%
	Ford Motor Credit Co., LLC
881,000	1.227% (3 Month LIBOR USD + 0.930%), 9/24/20 (1)	880,532
1,000,000	3.200%, 1/15/21	1,002,500
900,000	1.146% (3 Month LIBOR USD + 0.880%), 10/12/21 (1)	868,474
	General Motors Financial Co., Inc.
2,150,000	1.818% (3 Month LIBOR USD + 1.550%), 1/14/22 (1)	2,158,608
5,450,000	1.618% (3 Month LIBOR USD + 1.310%), 6/30/22 (1)	5,441,068
2,318,000	1.294% (3 Month LIBOR USD + 0.990%), 1/5/23 (1)	2,295,492
	Harley-Davidson Financial Services, Inc.
130,000	2.850%, 1/15/21	130,546
5,000,000	3.550%, 5/21/21	5,074,066
	Hyundai Capital America
1,031,000	2.750%, 9/18/20	1,032,014
288,000	3.000%, 10/30/20	289,006
	Nissan Motor Acceptance Corp.
1,440,000	0.996% (3 Month LIBOR USD + 0.690%), 9/28/22 (1)	1,390,517
	Volkswagen Group of America Finance, LLC
1,000,000	1.197% (3 Month LIBOR USD + 0.940%), 11/12/21 (1)	1,000,707
		21,563,530
Banks: 26.2%
	Bank of America Corp.
2,850,000	5.200% (3 Month LIBOR USD + 3.135%), 6/1/23 (1)(2)(3)	2,944,668
	Barclays PLC
2,806,000	2.353% (3 Month LIBOR USD + 2.110%), 8/10/21 (1)	2,853,873
5,250,000	3.200%, 8/10/21	5,384,117
2,180,000	1.660% (3 Month LIBOR USD + 1.380%), 5/16/24 (1)	2,192,548
	Citigroup, Inc.
1,065,000	1.688% (3 Month LIBOR USD + 1.380%), 3/30/21 (1)	1,072,731
565,000	1.388% (3 Month LIBOR USD + 1.070%), 12/8/21 (1)	571,204
4,000,000	4.050%, 7/30/22	4,262,692
4,900,000	0.944% (SOFR + 0.870%), 11/4/22 (1)	4,923,479
5,000,000	1.380% (3 Month LIBOR USD + 1.100%), 5/17/24 (1)	5,064,858
	Citizens Financial Group, Inc.
1,800,000	4.150%, 9/28/22	1,907,194
	Cooperatieve Rabobank UA
2,500,000	3.950%, 11/9/22	2,671,698
	Fifth Third Bank N.A.
1,700,000	2.200%, 10/30/20	1,702,588
	The Goldman Sachs Group, Inc.
1,526,000	2.020% (3 Month LIBOR USD + 1.770%), 2/25/21 (1)	1,538,452
3,579,000	1.856% (3 Month LIBOR USD + 1.600%), 11/29/23 (1)	3,696,406

	ING Groep NV
400,000	3.150%, 3/29/22	416,213
	JPMorgan Chase & Co.
2,050,000	3.738% (3 Month LIBOR USD + 3.470%), 10/30/20 (1)(3)	1,988,526
3,791,000	4.051% (3 Month LIBOR USD + 3.800%), 11/1/20 (1)(3)	3,778,547
500,000	1.418% (3 Month LIBOR USD + 1.100%), 6/7/21 (1)	503,643
2,800,000	5.150% (3 Month LIBOR USD + 3.250%), 5/1/23 (1)(2)(3)	2,847,126
1,000,000	1.301% (3 Month LIBOR USD + 1.050%), 5/3/23 (1)	1,003,780
	Lloyds Bank PLC
500,000	6.500%, 9/14/20	500,896
	Lloyds Banking Group PLC
1,335,000	1.106% (3 Month LIBOR USD + 0.800%), 6/21/21 (1)	1,341,589
600,000	3.100%, 7/6/21	613,938
	Mitsubishi UFJ Financial Group, Inc.
377,000	1.373% (3 Month LIBOR USD + 1.060%), 9/13/21 (1)	380,316
	Mizuho Financial Group, Inc.
2,900,000	1.453% (3 Month LIBOR USD + 1.140%), 9/13/21 (1)	2,929,030
2,174,000	1.196% (3 Month LIBOR USD + 0.940%), 2/28/22 (1)	2,195,060
1,710,000	1.195% (3 Month LIBOR USD + 0.880%), 9/11/22 (1)	1,727,147
	NatWest Markets PLC
840,000	6.125%, 1/11/21	855,943
640,000	1.706% (3 Month LIBOR USD + 1.400%), 9/29/22 (1)	644,292
	Sumitomo Mitsui Banking Corp.
330,000	4.850%, 3/1/22	347,767
	Sumitomo Mitsui Financial Group, Inc.
2,582,000	1.412% (3 Month LIBOR USD + 1.140%), 10/19/21 (1)	2,610,562
	Truist Financial Corp.
550,000	2.900%, 3/3/21	556,106
	UBS Group AG
450,000	1.737% (3 Month LIBOR USD + 1.440%), 9/24/20 (1)	450,440
740,000	1.476% (3 Month LIBOR USD + 1.220%), 5/23/23 (1)	748,736
	Wells Fargo & Co.
800,000	2.100%, 7/26/21	812,582
3,000,000	1.491% (3 Month LIBOR USD + 1.230%), 10/31/23 (1)	3,043,884
	Wells Fargo Bank N.A.
1,150,000	2.082% (3 Month LIBOR USD + 0.650%), 9/9/22 (1)(2)	1,168,364
		72,250,995
Biotechnology: 0.3%
	Gilead Sciences, Inc.
745,000	4.500%, 4/1/21	757,341

Chemicals: 1.1%
	Celanese US Holdings, LLC
400,000	5.875%, 6/15/21	415,164
	DuPont de Nemours, Inc.
1,500,000	3.766%, 11/15/20	1,510,547
	LyondellBasell Industries NV
750,000	6.000%, 11/15/21	788,601
	Monsanto Co.
204,000	2.750%, 7/15/21	206,817
		2,921,129
Computers: 2.5%
	Dell International LLC / EMC Corp.
3,592,000	4.420%, 6/15/21	3,685,252
3,000,000	5.450%, 6/15/23	3,314,636
		6,999,888
Diversified Financial Services: 0.2%
	Mitsubishi UFJ Lease & Finance Co. Ltd.
500,000	2.250%, 9/7/21	507,376

Electric: 1.9%
	Edison International
5,000,000	2.400%, 9/15/22	5,103,891

Environmental Control: 0.2%
	Waste Management, Inc.
500,000	4.600%, 3/1/21	505,422

Food: 0.3%
	Sysco Corp.
900,000	2.600%, 10/1/20	900,000

Forest Products & Paper: 0.8%
	Georgia-Pacific, LLC
2,081,000	5.400%, 11/1/20	2,098,497

Insurance: 3.5%
	AEGON Funding Co., LLC
1,720,000	5.750%, 12/15/20	1,746,563
	MetLife, Inc.
7,276,000	3.888% (3 Month LIBOR USD + 3.575%), 10/1/20 (1)(3)	7,189,598
	Metropolitan Life Global Funding I
300,000	0.640% (SOFR + 0.570%), 9/7/20 (1)	300,022
	Protective Life Global Funding
463,000	3.397%, 6/28/21	475,939
		9,712,122

Internet: 0.2%
	Alibaba Group Holding Ltd.
570,000	3.125%, 11/28/21	586,979

Mining: 0.3%
	Glencore Finance Canada Ltd.
800,000	4.950%, 11/15/21	836,319

Miscellaneous Manufacturers: 2.1%
	Carlisle Companies, Inc.
1,000,000	3.750%, 11/15/22	1,051,403
	General Electric Co.
2,945,000	5.000% (3 Month LIBOR USD + 3.330%), 1/21/21 (1)(2)(3)	2,315,092
2,323,000	1.313% (3 Month LIBOR USD + 1.000%), 3/15/23 (1)	2,323,208
		5,689,703
Oil & Gas: 1.7%
	Occidental Petroleum Corp.
4,500,000	1.730% (3 Month LIBOR USD + 1.450%), 8/15/22 (1)	4,255,229
	Shell International Finance BV
500,000	1.875%, 5/10/21	505,540
		4,760,769
Pharmaceuticals: 4.9%
	AbbVie, Inc.
1,000,000	4.875%, 2/15/21	1,009,257
5,720,000	2.300%, 11/21/22	5,947,936
	Bayer US Finance II, LLC
1,000,000	3.500%, 6/25/21	1,021,825
2,029,000	2.750%, 7/15/21	2,066,502
950,000	2.200%, 7/15/22	965,504
	Cardinal Health, Inc.
2,000,000	3.200%, 6/15/22	2,089,217
	CVS Health Corp.
300,000	2.125%, 6/1/21	303,792
		13,404,033
Pipelines: 1.6%
	Sabine Pass Liquefaction, LLC
3,150,000	6.250%, 3/15/22	3,363,778
1,086,000	5.625%, 4/15/23	1,199,292
		4,563,070
Real Estate Investment Trusts (REITs): 0.0% (4)
	Service Properties Trust
46,000	4.250%, 2/15/21	46,000

Retail: 0.3%
	Lowe’s Companies, Inc.
925,000	3.750%, 4/15/21	937,174

Semiconductors: 0.1%
	Broadcom, Inc.
211,000	3.125%, 4/15/21	213,956

Software: 0.5%
	Activision Blizzard, Inc.
360,000	2.300%, 9/15/21	366,675
	VMware, Inc.
1,000,000	2.950%, 8/21/22	1,043,844
		1,410,519
Transportation: 0.4%
	United Parcel Service, Inc.
1,000,000	2.050%, 4/1/21	1,010,271
TOTAL CORPORATE BONDS
(Cost $164,371,679)		164,608,390

FEDERAL AGENCY OBLIGATIONS: 1.8%
	Federal Farm Credit Banks Funding Corp.
5,000,000	0.290% (FCPR DLY + -2.960%), 10/29/21 (1)	5,007,358
TOTAL FEDERAL AGENCY OBLIGATIONS
(Cost $5,000,000)		5,007,358

Shares
SHORT-TERM INVESTMENTS: 27.0%
Money Market Funds: 27.0%
74,270,098	First American Treasury Obligations Fund, Class X, 0.066% (5)	74,270,098
TOTAL SHORT-TERM INVESTMENTS
(Cost $74,270,098)		74,270,098

TOTAL INVESTMENTS IN SECURITIES: 112.3%
(Cost $308,582,938)		309,517,718
Liabilities in Excess of Other Assets: (12.3)%		(33,950,350)
TOTAL NET ASSETS: 100.0%		$275,567,368

LIBOR - London Interbank Offered Rate
SOFR - Secured Overnight Financing Rate
FCPR - Federal Reserve Bank Prime Loan Rate U.S.
DLY - Daily
USD - United States Dollar

(1)	Variable rate security; rate shown is the rate in effect on August 31, 2020. An index may have a negative rate. Interest rate may also be subject to a ceiling or floor.
(2)	Fixed-to-variable or fixed-to-float bond; rate shown is the rate in effect on August 31, 2020. An index may have a negative rate. Interest rate may also be subject to a ceiling or floor.
(3)	Perpetual call date security. Date shown is next call date.
(4)	Does not round to 0.1% or (0.1)%, as applicable.
(5)	The rate quoted is the annualized seven-day effective yield as of August 31, 2020.

Summary of Fair Value Exposure at August 31, 2020 (Unaudited)

The Aware Ultra-Short Duration Enhanced Income ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2020.

Description	Level 1	Level 2	Level 3	Total

Asset Backed Securities	$-	$49,414,637	$-	$49,414,637
Collateralized Loan Obligations	-	16,217,235	-	16,217,235
Corporate Bonds (1)	-	164,608,390	-	164,608,390
Federal Agency Obligations	-	5,007,358	-	5,007,358
Short-Term Investments	74,270,098	-	-	74,270,098
Total Investments in Securities	$74,270,098	$235,247,620	$-	$309,517,718

(1) See Schedule of Investments for industry breakout.